TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
TAX STATUS
4.
TAX STATUS

The Plan is operating under a non-standardized prototype cash or deferred profit-sharing plan sponsored by Lifetime Benefit Solutions. The prototype plan obtained its latest determination letter on June 30, 2020, in which the Internal Revenue Service stated that the prototype plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code. The Plan has been amended since receiving the determination letter. However, the Plan Administrator and its advisors believe that the Plan is currently designed and being operated in compliance with the applicable regulations of the Internal Revenue Code. Therefore, they believe that the Plan is qualified and the related trust is tax-exempt.